Capital stock	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Equity [Abstract]
Capital stock

12. Stockholders’ Equity

Initial Public Offering

On August 6, 2013, the Company completed its IPO of 21,275,000 shares of common stock at a price of $18.00 per share. The Company sold 20,477,215 shares of common stock, and certain stockholders sold the remaining 797,785 shares. The Company received gross proceeds from the IPO of approximately $368.6 million, or $344.1 million after deducting underwriting discounts and offering expenses of $24.5 million. The Company did not receive any proceeds from the sale of shares by the selling stockholders. On August 6, 2013, the Company used $340.0 million of the net proceeds from its IPO to make a partial repayment of the Term Loan. See Note 7, “Long-Term Debt” for more information.

Distribution to Stockholders

On April 24, 2013, the Company paid a total distribution of $282.0 million to stockholders. Additionally, pursuant to the anti-dilution provisions of the 2011 Option Plan (as defined in Note 14 “Equity-Based Compensation” below), the Company paid $13.9 million to certain vested option holders and reduced the exercise price on unvested and certain vested options.

The payment was made first from retained earnings to date as of the payment date, and payment in excess of retained earnings was made from additional paid-in capital.

21. Capital stock

Common stock

As of December 30, 2012, 125,956,721 shares of common stock have been issued by the Company, the majority of which, 51.2% and 36.3%, are held by the Apollo Funds and the Liquidating Trust, respectively. As of December 30, 2012, 12,100,000 shares of common stock are reserved for issuance under the Sprouts Farmers Markets, LLC Option Plan (see Note 24, “Equity-Based Compensation”). During 2012, options were exercised in exchange for the issuance of 189,585 shares of common stock and subsequently, the Company repurchased 24,585 of the shares of common stock.

Equity prior to April 18, 2011 represents the consolidated net assets of Henry’s, which reflected S&F’s consolidated investment in Henry’s. Activity in the consolidated statement of stockholders’ equity prior to April 18, 2011 is summarized in Note 19, “Related-Party Transactions.”

Weighted average shares outstanding for periods prior to the Henry’s Transaction assume the same shares outstanding as immediately after the transaction per accounting guidance.

During the year, 62,271 of the Company’s shares that were previously held in escrow pursuant to indemnification arrangements set forth in agreements entered into in connection with the Sunflower Transaction were forfeited pursuant to the terms of such agreements and redistributed to certain Company equity holders in accordance with the terms of such agreements and the Company’s LLC Agreement.

Preferred Stock

The Company’s board of directors is authorized, subject to limitations prescribed by Delaware law, to issue up to 10,000,000 shares of the Company’s preferred stock in one or more series, to establish from time to time the number of shares to be included in each series, to fix the designation, powers, preferences, and rights of the shares of each series and any of its qualifications, limitations, or restrictions, in each case without further action by the Company’s stockholders. The Company’s board of directors can also increase or decrease the number of shares of any series of preferred stock, but not below the number of shares of that series then outstanding. The Company’s board of directors may authorize the issuance of preferred stock with voting or conversion rights that could adversely affect the voting power or other rights of the holders of the common stock. The issuance of preferred stock, while providing flexibility in connection with possible acquisitions and other corporate purposes, could, among other things, have the effect of delaying, deferring, or preventing a change in control of the Company and might adversely affect the market price of the Company’s common stock and the voting and other rights of the holders of the Company’s common stock. The Company has no current plan to issue any shares of preferred stock.